EMPLOYEE BENEFITS - Post-employment benefit expense (Details) - Post-Employment benefits - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Defined contribution plan	$ 125,838	$ 116,145
Defined benefit plan	38,643	42,907
Total	$ 164,481	$ 159,052